RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 17, 2025
Trade receivables
Disclosure Of Credit Risk Exposure [Line Items]
Provision recognized			$ 439	$ 960	$ 680
Write-offs	$ 7	$ 55	$ 34	$ 127
Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Interest receive, percentage						2.60%
Interest pay, percentage						4.567%
Currency risk
Disclosure Of Credit Risk Exposure [Line Items]
Reasonably possible change in risk variable, percent			10.00%	10.00%